Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Stock by Class [Table Text Block]

As of December 31, 2021, the shares of Series X Preferred Stock issued and outstanding is as follows:

	Type of
Name	Liability	# shares

Ronald Riewold, Director	Deferred Compensation	1,200
Larry Diamond, Director, and CEO	Deferred Compensation	2,000
James Crone, ex-Officer, and Director	Deferred Compensation	2,884
Louis Deluca, ex-Officer, and Director	Deferred Compensation	2,400
Irish Italian Retirement Fund	Consulting services, notes payable	12,503
Frank Lightmas	Legal fees	3,240
Total		24,227